Guarantor Financial Information	12 Months Ended
Dec. 31, 2011
Guarantor Financial Information [Abstract]
Guarantor Financial Information

(14) Guarantor Financial Information

The Secured Notes and Convertible Notes issued by the Company on December 15, 2011, are fully and unconditionally guaranteed, jointly and severally, by certain 100% owned domestic subsidiaries of the Company (the Note Guarantors). The Secured Notes and the related guarantees are secured by a lien on substantially all of the Company’s and the Note Guarantors’ assets, subject to certain exceptions and permitted liens pursuant to a pledge and security agreement. The accompanying condensed consolidating financial information has been prepared and presented pursuant to Rule 3-10 of SEC Regulation S-X “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered.” The consolidating financial information presents A.M. Castle & Co. (Parent) and subsidiaries. The consolidating financial information has been prepared on the same basis as the consolidated financial statements of Parent. The equity method of accounting is followed within this financial information.

The terms of the Secured Notes contain numerous covenants imposing financial and operating restrictions on the Company’s business as described in Note 9.

Condensed Consolidating Balance Sheet

As of December 31, 2011

	September 30,	September 30,	September 30,	September 30,	September 30,
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$11,528	$588	$18,408	$—	$30,524
Accounts receivable, less allowance for doubtful accounts	68,334	57,587	55,115	—	181,036
Receivables from affiliates	273	3,495	146	(3,914)	—
Inventories	57,643	155,113	59,547	(264)	272,039
Prepaid expenses and other current assets	19,080	(3,894)	3,483	—	18,669

Total current assets	156,858	212,889	136,699	(4,178)	502,268
Investment in joint venture	36,460	—	—	—	36,460
Goodwill	7,459	47,018	15,424	—	69,901
Intangible assets	—	72,633	21,180	—	93,813
Other assets	34,300	628	2,812	—	37,740
Investment in subsidiaries	379,622	12,151	—	(391,773)	—
Receivables from affiliates	66,878	71,041	7,292	(145,211)	—
Property, plant and equipment, net	49,701	21,981	10,459	—	82,141

Total assets	$731,278	$438,341	$193,866	$(541,162)	$822,323

Liabilities and Stockholders’ Equity
Current liabilities
Accounts payable	$53,469	$45,794	$17,611	$—	$116,874
Payables due to affiliates	1,387	76	2,451	(3,914)	—
Other current liabilities	21,073	9,281	5,358	—	35,712
Current portion of long-term debt and short-term debt	82	50	560	—	692

Total current liabilities	76,011	55,201	25,980	(3,914)	153,278
Long-term debt, less current portion	303,739	1	10,500	—	314,240
Payables due to affiliates	21,884	10,415	112,912	(145,211)	—
Deferred income taxes	6,251	19,676	(277)	—	25,650
Other non-current liabilities	11,114	5,195	567	—	16,876
Stockholders’ equity	312,279	347,853	44,184	(392,037)	312,279

Total liabilities and stockholders’ equity	$731,278	$438,341	$193,866	$(541,162)	$822,323

Condensed Consolidating Balance Sheet

As of December 31, 2010

	September 30,	September 30,	September 30,	September 30,	September 30,
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$7,629	$1,068	$28,019	$—	$36,716
Accounts receivable, less allowance for doubtful accounts	55,144	33,719	39,502	—	128,365
Receivables from affiliates	1,271	1,198	—	(2,469)	—
Inventories	28,129	60,963	41,825	—	130,917
Prepaid expenses and other current assets	12,485	75	2,464	—	15,024

Total current assets	104,658	97,023	111,810	(2,469)	311,022
Investment in joint venture	27,879	—	—	—	27,879
Goodwill	7,458	41,556	1,096	—	50,110
Intangible assets	—	40,467	960	—	41,427
Other assets	20,159	318	1,722	—	22,199
Investment in subsidiaries	237,731	11,623	—	(249,354)	—
Receivables from affiliates	7,980	64,198	2,943	(75,121)	—
Property, plant and equipment, net	51,721	15,237	9,757	—	76,715

Total assets	$457,586	$270,422	$128,288	$(326,944)	$529,352

Liabilities and Stockholders’ Equity
Current liabilities
Accounts payable	$42,043	$13,058	$16,663	$—	$71,764
Payables due to affiliates	707	313	1,449	(2,469)	—
Other current liabilities	18,469	10,204	7,465	—	36,138
Current portion of long-term debt	7,696	55	261	—	8,012

Total current liabilities	68,915	23,630	25,838	(2,469)	115,914
Long-term debt, less current portion	35,324	43	25,760	—	61,127
Payables due to affiliates	22,136	15,659	37,326	(75,121)	—
Deferred income taxes	6,669	20,251	(166)	—	26,754
Other non-current liabilities	11,083	333	682	—	12,098
Stockholders’ equity	313,459	210,506	38,848	(249,354)	313,459

Total liabilities and stockholders’ equity	$457,586	$270,422	$128,288	$(326,944)	$529,352

Condensed Consolidating Statement of Operations

For the Year ended December 31, 2011

	September 30,	September 30,	September 30,	September 30,	September 30,
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net Sales	$613,087	$291,239	$237,201	$(9,161)	$1,132,366

Costs and expenses:
Cost of materials (exclusive of depreciation and amortization)	460,372	213,030	181,104	(8,897)	845,609
Warehouse, processing and delivery expense	80,255	34,116	20,527	—	134,898
Sales, general and administrative expense	73,907	32,054	20,232	—	126,193
Depreciation and amortization expense	8,671	9,113	2,688	—	20,472

Operating (loss) income	(10,118)	2,926	12,650	(264)	5,194

Interest expense, net	(8,998)	—	(4,656)	—	(13,654)
Loss on extinguishment of debt	(6,153)	—	—	—	(6,153)

(Loss) income before income taxes and equity in earnings of subsidiaries and joint venture	(25,269)	2,926	7,994	(264)	(14,613)
Income taxes	3,833	(992)	(1,715)	—	1,126

Equity in earnings of subsidiaries	7,949	(209)	—	(7,740)	—
Equity in earnings of joint venture	11,727	—	—	—	11,727

Net (loss) income	$(1,760)	$1,725	$6,279	$(8,004)	$(1,760)

Condensed Consolidating Statement of Operations

For the Year ended December 31, 2010

	September 30,	September 30,	September 30,	September 30,	September 30,
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net Sales	$498,848	$266,491	$186,654	$(8,287)	$943,706

Costs and expenses:
Cost of materials (exclusive of depreciation and amortization)	369,865	195,184	144,092	(8,287)	700,854
Warehouse, processing and delivery expense	72,234	33,250	17,834	—	123,318
Sales, general and administrative expense	61,751	29,684	16,788	—	108,223
Depreciation and amortization expense	8,665	9,114	2,870	—	20,649

Operating (loss) income	(13,667)	(741)	5,070	—	(9,338)

Interest expense, net	(1,008)	—	(3,980)	—	(4,988)

(Loss) income before income taxes and equity in earnings of subsidiaries and joint venture	(14,675)	(741)	1,090	—	(14,326)
Income taxes	3,106	420	(425)	—	3,101

Equity in earnings of subsidiaries	344	110	—	(454)	—
Equity in earnings of joint venture	5,585	—	—	—	5,585

Net (loss) income	$(5,640)	$(211)	$665	$(454)	$(5,640)

Condensed Consolidating Statement of Operations

For the Year ended December 31, 2009

	September 30,	September 30,	September 30,	September 30,	September 30,
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net Sales	$424,278	$251,961	$142,499	$(6,100)	$812,638

Costs and expenses:
Cost of materials (exclusive of depreciation and amortization)	321,947	184,880	110,625	(6,100)	611,352
Warehouse, processing and delivery expense	64,743	30,515	14,369	—	109,627
Sales, general and administrative expense	58,769	31,910	16,818	—	107,497
Depreciation and amortization expense	8,928	9,394	2,969	—	21,291

Operating loss	(30,109)	(4,738)	(2,282)	—	(37,129)

Interest expense, net	(3,027)	—	(3,413)	—	(6,440)

Loss before income taxes and equity in earnings of subsidiaries and joint venture	(33,136)	(4,738)	(5,695)	—	(43,569)
Income taxes	12,391	2,011	1,862	—	16,264

Equity in losses of subsidiaries	(6,560)	(121)	—	6,681	—
Equity in earnings of joint venture	402	—	—	—	402

Net loss	$(26,903)	$(2,848)	$(3,833)	$6,681	$(26,903)

Condensed Consolidating Statement of Cash Flows

For the Year ended December 31, 2011

	September 30,	September 30,	September 30,	September 30,	September 30,
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating activities:
Net (loss) income	$(1,760)	$1,725	$6,279	$(8,004)	$(1,760)
Equity in earnings of subsidiaries	(7,949)	209	—	7,740	—
Adjustments to reconcile net (loss) income to cash provided by operating activities	15,202	10,143	(70,137)	264	(44,528)

Net cash from (used in) operating activities	5,493	12,077	(63,858)	—	(46,288)

Investing activities:
Acquisition of of businesses, net of cash acquired	(177,912)	2,076	1,592	—	(174,244)
Capital expenditures	(6,225)	(2,635)	(2,884)	—	(11,744)
Other investing activities, net	605	136	58	—	799

Net cash used in investing activities	(183,532)	(423)	(1,234)	—	(185,189)

Financing activities:
Net borrowings (repayments) of debt	82	8	(25,840)	—	(25,750)
Proceeds from long-term debt, including new revolving credit facility	309,625	—	10,851	—	320,476
Repayments of long-term debt, including new revolving credit facility	(52,896)	(55)	(261)	—	(53,212)
Payment of debt issue costs	(16,380)	—	(253)	—	(16,633)
Net intercompany (repayments) borrowings	(59,150)	(12,087)	71,237	—	—
Other financing activities, net	657	—	—	—	657

Net cash from (used in) financing activities	181,938	(12,134)	55,734	—	225,538

Effect of exchange rate changes on cash and cash equivalents	—	—	(253)	—	(253)
Increase (decrease) in cash and cash equivalents	3,899	(480)	(9,611)	—	(6,192)

Cash and cash equivalents—beginning of year	7,629	1,068	28,019	—	36,716

Cash and cash equivalents—end of year	$11,528	$588	$18,408	$—	$30,524

Condensed Consolidating Statement of Cash Flows

For the Year ended December 31, 2010

	September 30,	September 30,	September 30,	September 30,	September 30,
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating activities:
Net (loss) income	$(5,640)	$(211)	$665	$(454)	$(5,640)
Equity in earnings of subsidiaries	(344)	(110)	—	454	—
Adjustments to reconcile net income (loss) to cash provided by operating activities	12,721	29,562	500	(2,781)	40,002

Net cash from (used in) operating activities	6,737	29,241	1,165	(2,781)	34,362

Investing activities:
Capital expenditures	(4,244)	(1,267)	(2,061)	—	(7,572)
Other investing activities, net	125	4	—	—	129

Net cash used in investing activities	(4,119)	(1,263)	(2,061)	—	(7,443)

Financing activities:
Net (repayments) borrowings of debt	(13,720)	—	2,324	—	(11,396)
Repayments of long-term debt	(7,007)	(343)	(404)	—	(7,754)
Net intercompany borrowings (repayments)	15,794	(27,350)	8,775	2,781	—
Other financing activities, net	785	—	—	—	785

Net cash (used in) from financing activities	(4,148)	(27,693)	10,695	2,781	(18,365)

Effect of exchange rate changes on cash and cash equivalents	—	—	(149)	—	(149)
Increase (decrease) in cash and cash equivalents	(1,530)	285	9,650	—	8,405

Cash and cash equivalents—beginning of year	9,159	783	18,369	—	28,311

Cash and cash equivalents—end of year	$7,629	$1,068	$28,019	$—	$36,716

Condensed Consolidating Statement of Cash Flows

For the Year ended December 31, 2009

	September 30,	September 30,	September 30,	September 30,	September 30,
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating activities:
Net (loss) income	$(26,903)	$(2,848)	$(3,833)	$6,681	$(26,903)
Equity in losses of subsidiaries	6,560	121	—	(6,681)	—
Adjustments to reconcile net income (loss) to cash provided by operating activities	71,633	(8,087)	14,998	1,489	80,033

Net cash from (used in) operating activities	51,290	(10,814)	11,165	1,489	53,130

Investing activities:
Capital expenditures	(4,727)	(2,192)	(1,830)	—	(8,749)
Other investing activities, net	1,112	—	—	—	1,112

Net cash used in investing activities	(3,615)	(2,192)	(1,830)	—	(7,637)

Financing activities:
Net (repayments) borrowings of debt	(14,278)	—	(5,458)	—	(19,736)
Repayments of long-term debt	(10,290)	—	(425)	—	(10,715)
Net intercompany (repayments) borrowings	(14,760)	12,958	3,291	(1,489)	—
Other financing activities, net	(1,493)	—	—		(1,493)

Net cash (used in) from financing activities	(40,821)	12,958	(2,592)	(1,489)	(31,944)

Effect of exchange rate changes on cash and cash equivalents	—	—	(515)	—	(515)
Increase (decrease) in cash and cash equivalents	6,854	(48)	6,228	—	13,034

Cash and cash equivalents—beginning of year	2,305	831	12,141	—	15,277

Cash and cash equivalents—end of year	$9,159	$783	$18,369	$—	$28,311